Leases - Schedule of reconciliation of lease liability (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of reconciliation of lease liability [Abstract]
Balance, beginning of period	$ 554,149	$ 605,605	$ 605,605
Lease amendment	0		40,973
Disposal	(38,543)		(16,983)
Cash outflows	(50,395)	$ (25,976)	(229,906)
Finance costs	17,048		83,862
Effect of foreign exchange	29,610		70,598
Balance, end of period	$ 511,869		$ 554,149